Accounts Receivable, Net (Details) - Schedule of accounts receivable, net - CNY (¥) ¥ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Schedule of accounts receivable, net [Abstract]
Accounts receivable	¥ 18,400	¥ 42,253
Allowance for doubtful accounts	(878)	(838)
Accounts receivable, net	¥ 17,522	¥ 41,415